Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Operating
Net loss	$ (5,283)	$ (12,145)	$ (23,071)
Adjustments to reconcile net loss to cash flow from operating activities:
Non-cash items (Note 29)	(1,963)	4,696	19,237
Cash cost of share issuance reflected under financing activities	665
Net change in non-cash operating working capital items:
Amounts receivable	87	(77)	(267)
Inventory	(453)	(333)	3
Prepaid and other assets	(254)	13	(2)
Trade, other payables and accrued liabilities	(316)	1,247	174
Cash used in operating activities	(7,517)	(6,599)	(3,926)
Investing
Mineral properties and deferred exploration costs	(8,117)	(6,418)	(2,169)
Proceeds from gold sales	2,524	368
Purchase of property, plant and equipment	(1,030)	(673)	(18)
Cash used in investing activities	(6,623)	(6,723)	(2,187)
Financing
Issuance of common shares for cash	24,400	3,441	6,883
Issue costs	(1,839)
Repayment of leases	(27)
Proceeds from issuance of convertible debentures	1,000	6,000
Proceeds from issuance of convertible loans		5,164	1,234
Proceeds from issuance of gold loans		223	216
Cash provided by financing activities	23,534	14,828	8,333
Net increase in cash	9,394	1,506	2,220
Cash, beginning of year	4,053	2,547	327
Cash, end of year	13,447	4,053	2,547
Non-cash transactions:
Value of shares issued for interest on loans		584	528
Value of shares issued as financing fee for convertible loans		477	439
Value of shares issued on conversion of loans		11,382	2,099
Value of shares issued for compensation		3,228
Cashless exercise of warrants		3,484	162
Value of shares issued on conversion of debentures	7,015
Warrants issued	(8,710)
Value of shares issued for settlement of debts related to convertible and gold loans	$ 1,497